United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/14

Date of Reporting Period: Six months ended 01/31/14

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
January 31, 2014
Share Class	Ticker
A	FGUAX
Institutional	FGUSX
Service	FEUSX

Federated Government Ultrashort Duration Fund
Fund Established 1997

A Portfolio of Federated Institutional Trust

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2013 through January 31, 2014. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At January 31, 2014, the Fund's portfolio composition1 was as follows:
Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	58.3%
U.S. Government Agency Securities	12.2%
U.S Treasury Security	0.6%
Repurchase Agreements—Cash	29.5%
Other Assets and Liabilities—Net[2]	(0.6)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
January 31, 2014 (unaudited)
Principal Amount		Value
	ADJUSTABLE RATE MORTGAGES—15.0%
	Federal Home Loan Mortgage Corporation ARM—7.9%
$619,478	2.040%, 7/1/2030	$634,301
219,738	2.100%, 5/1/2033	229,641
783,113	2.192%, 3/1/2033	820,278
553,588	2.246%, 1/1/2027	570,889
95,379	2.334%, 7/1/2033	100,656
8,549,779	2.373%, 5/1/2037	9,034,696
6,081,575	2.382%, 4/1/2034	6,430,681
3,022,139	2.413%, 2/1/2036	3,211,022
7,987,066	2.425%, 5/1/2038	8,408,080
2,332,556	2.456%, 9/1/2036	2,474,438
674,422	2.459%, 9/1/2025	704,119
1,469,467	2.478%, 8/1/2036	1,543,903
26,036,757	2.529%, 10/1/2033	27,664,055
327,537	2.563%, 5/1/2037	348,008
3,341,816	2.638%, 8/1/2037	3,550,680
26,555,136	2.671%, 7/1/2034	28,214,833
	TOTAL	93,940,280
	Federal National Mortgage Association ARM—7.1%
636,676	1.280%, 9/1/2027	649,361
681,112	1.530%, 5/1/2040	694,737
360,496	1.530%, 8/1/2040	368,750
153,513	1.540%, 5/1/2040	156,607
377,552	1.960%, 7/1/2033	393,929
2,832,050	2.020%, 6/1/2038	2,950,642
1,692,466	2.160%, 4/1/2024	1,749,420
13,741,942	2.190%, 2/1/2039	14,347,247
2,831,721	2.210%, 6/1/2036	2,991,985
19,110	2.250%, 6/1/2028	20,018
6,013,080	2.250%, 1/1/2035	6,334,690
56,771	2.260%, 8/1/2032	59,512
3,540,169	2.290%, 1/1/2035	3,732,485
567,740	2.330%, 2/1/2037	600,868
34,461	2.340%, 2/1/2033	36,379
21,278,134	2.340%, 12/1/2035	22,482,221
2,132,180	2.350%, 6/1/2036	2,255,814
Semi-Annual Shareholder Report

Principal Amount		Value
	ADJUSTABLE RATE MORTGAGES—continued
	Federal National Mortgage Association ARM—continued
$3,011,744	2.370%, 8/1/2034	$3,184,528
67,090	2.420%, 12/1/2032	71,033
374,792	2.570%, 3/1/2033	396,788
3,767,373	2.580%, 9/1/2037	4,002,834
451,744	2.610%, 5/1/2036	479,978
2,149,802	2.660%, 9/1/2035	2,284,165
11,774,787	2.770%, 8/1/2035	12,510,711
1,976,311	2.810%, 4/1/2033	2,074,511
	TOTAL	84,829,213
	TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $177,837,671)	178,769,493
	COLLATERALIZED MORTGAGE OBLIGATIONS—43.3%
	Federal Home Loan Mortgage Corporation REMIC—8.9%
555,149	Series 2292 KF, 0.408%, 7/25/2022	554,091
34,968	Series 2869 JF, 0.410%, 4/15/2034	34,971
949,436	Series 242 F29, 0.410%, 11/15/2036	948,338
2,694,616	Series 2861 AF, 0.460%, 9/15/2034	2,702,153
2,666,839	Series 3036 NF, 0.460%, 8/15/2035	2,668,839
329,078	Series 3300 FA, 0.460%, 8/15/2035	329,314
330,246	Series 3325 NF, 0.460%, 8/15/2035	330,483
1,757,652	Series 244 F30, 0.460%, 12/15/2036	1,758,664
2,729,042	Series 3085 VF, 0.480%, 12/15/2035	2,734,842
691,113	Series 2571 FB, 0.510%, 2/15/2018	693,851
1,605,459	Series 2758 FH, 0.510%, 3/15/2019	1,613,421
1,233,612	Series 2796 FD, 0.510%, 7/15/2026	1,237,943
1,117,548	Series 2763 FB, 0.510%, 4/15/2032	1,123,040
5,082,916	Series 3380 FP, 0.510%, 11/15/2036	5,090,131
746,005	Series 244 F22, 0.510%, 12/15/2036	747,488
202,805	Series 2488 WF, 0.560%, 8/15/2017	203,636
298,521	Series 2470 FI, 0.560%, 10/15/2026	300,167
1,119,781	Series 2530 FK, 0.560%, 6/15/2029	1,128,015
726,129	Series 2493 F, 0.560%, 9/15/2029	729,902
330,064	Series 2286 FA, 0.560%, 2/15/2031	331,733
560,976	Series 2477 FD, 0.560%, 7/15/2032	563,733
994,578	Series 2479 FA, 0.560%, 8/15/2032	1,000,223
860,943	Series 2495 F, 0.560%, 9/15/2032	865,274
1,118,500	Series 2526 FC, 0.560%, 11/15/2032	1,123,771
1,790,836	Series 2551 FD, 0.560%, 1/15/2033	1,802,491
Semi-Annual Shareholder Report

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Federal Home Loan Mortgage Corporation REMIC—continued
$5,587,457	Series 2631 FC, 0.560%, 6/15/2033	$5,629,737
5,613,953	Series 2750 FG, 0.560%, 2/15/2034	5,656,348
3,006,146	Series 2812 LF, 0.560%, 6/15/2034	3,020,298
2,891,132	Series 3184 JF, 0.560%, 7/15/2036	2,905,151
2,779,664	Series 3191 FE, 0.560%, 7/15/2036	2,789,757
101,004	Series 2395 FT, 0.610%, 12/15/2031	101,622
1,322,327	Series 2671 F, 0.610%, 9/15/2033	1,334,170
13,776,591	Series 2711 FD, 0.660%, 4/15/2018	13,858,030
1,360,456	Series 2571 FK, 0.660%, 9/15/2023	1,371,568
506,921	Series 2111 MA, 0.660%, 1/15/2029	511,085
517,941	Series 2111 MB, 0.660%, 1/15/2029	522,196
528,961	Series 2111 MC, 0.660%, 1/15/2029	533,306
796,686	Series 2296 FC, 0.660%, 6/15/2029	805,562
319,577	Series 2471 FS, 0.660%, 2/15/2032	322,996
377,329	Series 2504 FP, 0.660%, 3/15/2032	381,307
373,744	Series 2610 FD, 0.660%, 12/15/2032	377,223
9,613,128	Series 2750 FH, 0.660%, 2/15/2034	9,740,441
36,652	Series 2452 FG, 0.710%, 3/15/2032	37,023
348,567	Series 2380 FI, 0.760%, 6/15/2031	353,714
2,082,309	Series 2380 FL, 0.760%, 11/15/2031	2,113,571
273,323	Series 2396 FL, 0.760%, 12/15/2031	277,245
867,251	Series 2367 FG, 0.780%, 6/15/2031	880,738
1,087,697	Series 2386 FE, 0.860%, 6/15/2031	1,106,845
552,827	Series 3085 FW, 0.860%, 8/15/2035	562,697
442,198	Series 2389 FI, 0.910%, 6/15/2031	450,812
3,648,640	Series 3542 NF, 0.910%, 7/15/2036	3,705,988
1,275,120	Series 1534 J, 1.060%, 6/15/2023	1,294,856
1,302,159	Series 2418 FO, 1.060%, 2/15/2032	1,326,689
2,064,067	Series 2684 FV, 1.060%, 10/15/2033	2,108,204
1,151,876	Series 2326 FJ, 1.110%, 6/15/2031	1,173,867
1,725,762	Series 2344 FP, 1.110%, 8/15/2031	1,761,465
1,494,948	Series 2412 OF, 1.110%, 12/15/2031	1,524,636
475,195	Series 2451 FC, 1.160%, 5/15/2031	485,838
481,770	Series 2470 FW, 1.160%, 5/15/2031	492,186
461,270	Series 2470 FX, 1.160%, 5/15/2031	471,243
353,863	Series 2481 FC, 1.160%, 5/15/2031	361,514
1,488,149	Series 2475 FL, 1.160%, 2/15/2032	1,522,550
992,099	Series 2476 FC, 1.160%, 2/15/2032	1,015,033
Semi-Annual Shareholder Report

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Federal Home Loan Mortgage Corporation REMIC—continued
$636,976	Series 2460 FE, 1.160%, 6/15/2032	$650,825
639,837	Series 2470 GF, 1.160%, 6/15/2032	653,748
662,132	Series 2498 HF, 1.160%, 6/15/2032	676,527
105,396	Series 1146 E, 1.210%, 9/15/2021	106,939
1,114,341	Series 1632 FB, 1.360%, 11/15/2023	1,137,051
	TOTAL	106,729,115
	Federal National Mortgage Association REMIC—15.2%
9,904,325	Series 2006-W1 2AF1, 0.378%, 2/25/2046	9,806,508
381,817	Series 2001-61 FM, 0.407%, 10/18/2016	380,956
450,378	Series 2001-34 FB, 0.457%, 12/18/2028	449,819
2,009,244	Series 2002-89 F, 0.458%, 1/25/2033	2,011,032
14,537,267	Series 2006-75 FP, 0.458%, 8/25/2036	14,541,628
53,366,711	Series 2012-116 FA, 0.458%, 10/25/2042	53,266,617
4,022,958	Series 2006-98 FB, 0.468%, 10/25/2036	4,026,469
507,693	Series 2001-53 FX, 0.508%, 10/25/2031	506,640
1,998,624	Series 2003-66 FA, 0.508%, 7/25/2033	2,004,673
4,045,731	Series 2008-52 FD, 0.508%, 6/25/2036	4,052,347
2,180,075	Series 2006-79 DF, 0.508%, 8/25/2036	2,186,572
3,668,192	Series 2006-81 FA, 0.508%, 9/25/2036	3,679,992
5,313,140	Series 2004-51 FY, 0.538%, 7/25/2034	5,337,422
421,200	Series 1998-22 FA, 0.557%, 4/18/2028	421,404
1,295,153	Series 2001-46 F, 0.557%, 9/18/2031	1,302,489
1,740,308	Series 2002-77 FH, 0.557%, 12/18/2032	1,753,326
1,654,967	Series 2003-35 FY, 0.558%, 5/25/2018	1,662,838
1,137,798	Series 2003-19 FY, 0.558%, 3/25/2033	1,144,922
2,727,337	Series 2003-117 KF, 0.558%, 8/25/2033	2,739,829
884,625	Series 2003-102 FT, 0.558%, 10/25/2033	887,812
2,073,070	Series 2003-121 FD, 0.558%, 12/25/2033	2,087,030
3,671,607	Series 2004-2 FW, 0.558%, 2/25/2034	3,687,241
2,776,936	Series 2004-17 FT, 0.558%, 4/25/2034	2,793,687
2,821,710	Series 2004-49 FN, 0.558%, 7/25/2034	2,833,318
2,784,468	Series 2005-104 FA, 0.558%, 12/25/2035	2,798,134
2,953,383	Series 2006-60 FD, 0.588%, 4/25/2035	2,971,454
72,380	Series 2001-32 F, 0.608%, 7/25/2016	72,547
120,236	Series 2000-34 F, 0.608%, 10/25/2030	120,395
481,607	Series 2002-4 FJ, 0.608%, 2/25/2032	484,495
527,038	Series 2002-74 FV, 0.608%, 11/25/2032	530,402
502,729	Series 2002-82 FG, 0.608%, 12/25/2032	505,906
Semi-Annual Shareholder Report

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Federal National Mortgage Association REMIC—continued
$980,801	Series 2003-21 TF, 0.608%, 3/25/2033	$988,686
1,792,504	Series 2003-79 FC, 0.608%, 8/25/2033	1,806,488
5,589,565	Series 2004-49 FQ, 0.608%, 7/25/2034	5,623,634
1,841,659	Series 2004-53 FC, 0.608%, 7/25/2034	1,856,664
1,447,368	Series 2004-64 FW, 0.608%, 8/25/2034	1,460,200
5,644,040	Series 2006-90 FE, 0.608%, 9/25/2036	5,692,677
83,087	Series 2000-37 FA, 0.658%, 11/25/2030	83,326
145,080	Series 2001-34 FL, 0.658%, 8/25/2031	146,367
1,548,516	Series 2001-56 FG, 0.658%, 10/25/2031	1,562,474
602,980	Series 2001-68 FD, 0.658%, 12/25/2031	609,548
692,447	Series 2002-9 FH, 0.658%, 3/25/2032	697,707
407,460	Series 2002-52 FD, 0.658%, 9/25/2032	410,768
467,989	Series 2002-90 FH, 0.658%, 9/25/2032	472,773
307,814	Series 2002-82 FB, 0.658%, 12/25/2032	311,027
527,691	Series 2003-2 FA, 0.658%, 2/25/2033	533,197
596,084	Series 2003-14 FT, 0.658%, 3/25/2033	602,434
2,721,332	Series 2003-107 FD, 0.658%, 11/25/2033	2,749,136
30,510	Series 2002-39 FB, 0.707%, 3/18/2032	30,818
346,462	Series 2002-41 F, 0.708%, 7/25/2032	350,972
4,946,910	Series 2002-93 FJ, 0.708%, 1/25/2033	5,010,302
6,577,521	Series 2003-116 HF, 0.708%, 11/25/2033	6,659,215
2,300,642	Series 2002-58 FD, 0.758%, 8/25/2032	2,332,646
728,697	Series 2002-8 FA, 0.907%, 3/18/2032	742,237
592,364	Series 2002-37 F, 0.958%, 11/25/2031	601,292
965,004	Series 2002-34 FC, 1.157%, 12/18/2031	986,889
458,216	Series 2002-75 FD, 1.157%, 11/18/2032	468,591
1,028,848	Series 2002-17 JF, 1.158%, 4/25/2032	1,052,751
3,102,416	Series 2002-47 NF, 1.158%, 4/25/2032	3,170,184
738,694	Series 2002-64 FJ, 1.158%, 4/25/2032	755,856
1,169,977	Series 2002-82 FC, 1.158%, 9/25/2032	1,196,311
649,245	Series 2002-53 FG, 1.258%, 7/25/2032	665,884
691,607	Series 1993-165 FE, 1.308%, 9/25/2023	705,216
375,634	Series 1993-62 FA, 1.983%, 4/25/2023	386,885
	TOTAL	181,771,059
Semi-Annual Shareholder Report

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Government National Mortgage Association REMIC—17.7%
$804,900	Series 2004-59 FV, 0.407%, 10/20/2033	$804,332
24,383,053	Series 2012-H29 CF, 0.508%, 2/20/2062	24,089,676
28,259,418	Series 2012-H29 BF, 0.508%, 11/20/2062	27,925,589
301,596	Series 2001-22 FG, 0.509%, 5/16/2031	302,925
21,943,573	Series 2012-H31 FA, 0.518%, 11/20/2062	21,714,196
4,710,578	Series 2012-H30 SA, 0.538%, 12/20/2062	4,648,008
33,351,086	Series 2012-H25 BF, 0.548%, 9/20/2062	33,023,112
272,974	Series 2001-21 FB, 0.559%, 1/16/2027	273,804
18,090,857	Series 2012-H24 FC, 0.568%, 10/20/2062	17,906,150
441,463	Series 1999-43 FA, 0.609%, 11/16/2029	442,646
5,116,054	Series 2009-96 GF, 0.609%, 1/16/2038	5,150,859
20,303,129	Series 2011-H07 FA, 0.668%, 2/20/2061	20,220,800
32,218,191	Series 2012-H15 FB, 0.668%, 6/20/2062	32,067,216
3,520,679	Series 2002-17 FK, 0.707%, 3/20/2032	3,571,598
404,662	Series 1999-40 FE, 0.709%, 11/16/2029	405,911
9,434,397	Series 2012-H18 FA, 0.718%, 8/20/2062	9,408,113
9,223,161	Series 2012-H18 SA, 0.748%, 8/20/2062	9,209,400
	TOTAL	211,164,335
	Fannie Mae—1.5%
4,774,578	Fannie Mae FA, 0.658%, 9/25/2038	4,803,728
1,792,129	Fannie Mae BA 4035 BA 4035 FB, 0.658%, 8/25/2039	1,802,185
10,637,744	Fannie Mae GS 3381 GS 3381 FC, 0.758%, 2/25/2037	10,756,912
	TOTAL	17,362,825
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $518,970,765)	517,027,334
	GOVERNMENT AGENCIES—12.2%
	Federal Farm Credit Bank System Floating Rate Notes—3.9%[1]
10,000,000	0.080%, 2/03/2015	9,998,987
7,000,000	0.137%, 7/23/2014	6,999,671
15,000,000	0.157%, 7/23/2015	15,000,000
15,000,000	0.188%, 5/04/2016	15,003,285
	TOTAL	47,001,943
Semi-Annual Shareholder Report

Principal Amount		Value
	GOVERNMENT AGENCIES—continued
	Federal Home Loan Bank Notes—2.4%
$10,000,000	0.200%, 8/22/2014	$9,998,931
5,000,000	0.200%, 1/09/2015	4,997,494
7,000,000	0.210%, 2/26/2015	6,999,061
6,000,000	0.220%, 9/24/2014	5,998,555
	TOTAL	27,994,041
	Federal Home Loan Bank System Floating Rate Notes—1.3%[1]
15,000,000	0.144%, 10/16/2015	15,001,304
	Federal National Mortgage Association Floating Rate Notes—4.6%[1]
20,000,000	0.128%, 2/27/2015	20,004,339
35,000,000	0.137%, 6/20/2014	35,004,003
	TOTAL	55,008,342
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $144,985,060)	145,005,630
	MORTGAGE-BACKED SECURITIES—0.0%
	Federal National Mortgage Association—0.0%
60,619	7.500%, 30 Year, 1/1/2032	71,115
317,084	7.500%, 30 Year, 8/1/2032	371,799
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $401,899)	442,914
	U.S. TREASURY—0.6%
	U.S. Treasury Notes—0.6%
7,000,000	United States Treasury Note, 2.250%, 5/31/2014 (IDENTIFIED COST $7,047,998)	7,048,344
	REPURCHASE AGREEMENTS—29.5%
100,000,000	Interest in $250,000,000 joint repurchase agreement 0.04%, dated 1/31/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $250,000,833 on 2/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 1/31/2016 and the market value of those underlying securities was $255,000,949.	100,000,000
152,176,000	Interest in $2,710,000,000 joint repurchase agreement 0.03%, dated 1/31/2014 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,710,006,775 on 2/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $2,766,646,403.	152,176,000
Semi-Annual Shareholder Report

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$100,000,000	Interest in $250,000,000 joint repurchase agreement 0.04%, dated 1/31/2014 under which Citibank, N.A. will repurchase securities provided as collateral for $250,000,833 on 2/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2043 and the market value of those underlying securities was $256,028,801.	$100,000,000
	TOTAL REPURCHASE AGREEMENTS (AT COST)	352,176,000
	TOTAL INVESTMENTS—100.6% (IDENTIFIED COST $1,201,419,393)[2]	1,200,469,715
	OTHER ASSETS AND LIABILITIES - NET—(0.6)%[3]	(7,482,795)
	TOTAL NET ASSETS—100%	$1,192,986,920
1	Represents the current interest rate for the floating rate security.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2014, all investments of the Fund utilized level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$9.89	$9.92	$9.92	$9.93	$9.91	$9.86
Income From Investment Operations:
Net investment income (loss)	(0.01)	(0.01)	0.02	0.01	0.02	0.13
Net realized and unrealized gain (loss) on investments	(0.01)	(0.02)	(0.00)[1]	(0.01)	0.02	0.05
TOTAL FROM INVESTMENT OPERATIONS	(0.02)	(0.03)	0.02	0.00	0.04	0.18
Less Distributions:
Distributions from net investment income	—	(0.00)[1]	(0.02)	(0.01)	(0.02)	(0.13)
Net Asset Value, End of Period	$9.87	$9.89	$9.92	$9.92	$9.93	$9.91
Total Return[2]	(0.20)%	(0.29)%	0.18%	(0.04)%	0.40%	1.83%
Ratios to Average Net Assets:
Net expenses	0.70%[3]	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income (loss)	(0.19)%[3]	(0.05)%	0.17%	0.05%	0.21%	1.29%
Expense waiver/reimbursement[4]	0.36%[3]	0.34%	0.34%	0.34%	0.33%	0.33%
Supplemental Data:
Net assets, end of period (000 omitted)	$26,992	$29,749	$67,941	$66,578	$102,701	$144,780
Portfolio turnover	5%	43%	38%	26%	40%	63%
1	Represents less than $0.01.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$9.90	$9.92	$9.92	$9.93	$9.91	$9.86
Income From Investment Operations:
Net investment income	0.01	0.04	0.06	0.05	0.07	0.17
Net realized and unrealized gain (loss) on investments	(0.01)	(0.02)	(0.00)[1]	(0.01)	0.01	0.05
TOTAL FROM INVESTMENT OPERATIONS	0.00	0.02	0.06	0.04	0.08	0.22
Less Distributions:
Distributions from net investment income	(0.01)	(0.04)	(0.06)	(0.05)	(0.06)	(0.17)
Net Asset Value, End of Period	$9.89	$9.90	$9.92	$9.92	$9.93	$9.91
Total Return[2]	0.04%	0.17%	0.63%	0.41%	0.85%	2.29%
Ratios to Average Net Assets:
Net expenses	0.25%[3]	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	0.26%[3]	0.37%	0.62%	0.51%	0.63%	1.71%
Expense waiver/reimbursement[4]	0.31%[3]	0.30%	0.29%	0.30%	0.28%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$660,092	$791,030	$658,632	$461,592	$446,662	$273,540
Portfolio turnover	5%	43%	38%	26%	40%	63%
1	Represents less than $0.01.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$9.90	$9.92	$9.92	$9.93	$9.91	$9.86
Income From Investment Operations:
Net investment income	0.01	0.03	0.05	0.04	0.06	0.16
Net realized and unrealized gain (loss) on investments	(0.01)	(0.02)	(0.00)[1]	(0.01)	0.01	0.05
TOTAL FROM INVESTMENT OPERATIONS	0.00	0.01	0.05	0.03	0.07	0.21
Less Distributions:
Distributions from net investment income	(0.01)	(0.03)	(0.05)	(0.04)	(0.05)	(0.16)
Net Asset Value, End of Period	$9.89	$9.90	$9.92	$9.92	$9.93	$9.91
Total Return[2]	(0.02)%	0.07%	0.53%	0.31%	0.75%	2.19%
Ratios to Average Net Assets:
Net expenses	0.35%[3]	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	0.16%[3]	0.28%	0.51%	0.39%	0.56%	1.39%
Expense waiver/reimbursement[4]	0.31%[3]	0.30%	0.30%	0.29%	0.28%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$505,904	$530,997	$686,817	$159,691	$460,582	$728,861
Portfolio turnover	5%	43%	38%	26%	40%	63%
1	Represents less than $0.01.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
January 31, 2014 (unaudited)
Assets:
Investment in repurchase agreements	$352,176,000
Investment in securities	848,293,715
Total investment in securities, at value (identified cost $1,201,419,393)		$1,200,469,715
Cash		667
Income receivable		1,946,197
Receivable for shares sold		612,233
TOTAL ASSETS		1,203,028,812
Liabilities:
Payable for investments purchased	7,000,000
Payable for shares redeemed	2,835,429
Income distribution payable	24,510
Payable for distribution services fee (Note 5)	4,544
Payable for shareholder services fee (Note 5)	45,528
Accrued expenses (Note 5)	131,881
TOTAL LIABILITIES		10,041,892
Net assets for 120,604,653 shares outstanding		$1,192,986,920
Net Assets Consist of:
Paid-in capital		$1,194,091,195
Net unrealized depreciation of investments		(949,678)
Accumulated net realized loss on investments		(114,391)
Distributions in excess of net investment income		(40,206)
TOTAL NET ASSETS		$1,192,986,920
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
$26,991,653 ÷ 2,733,520 shares outstanding, no par value, unlimited shares authorized		$9.87
Offering price per share (100/98.00 of $9.87)		$10.07
Redemption proceeds per share		$9.87
Institutional Shares:
$660,091,746 ÷ 66,727,774 shares outstanding, no par value, unlimited shares authorized		$9.89
Service Shares:
$505,903,521 ÷ 51,143,359 shares outstanding, no par value, unlimited shares authorized		$9.89
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended January 31, 2014 (unaudited)
Investment Income:
Interest			$3,245,385
Expenses:
Investment adviser fee (Note 5)		$2,523,035
Administrative fee (Note 5)		492,623
Custodian fees		30,651
Transfer agent fee		337,048
Directors'/Trustees' fees (Note 5)		6,741
Auditing fees		12,880
Legal fees		5,439
Portfolio accounting fees		87,950
Distribution services fee (Note 5)		35,415
Shareholder services fee (Note 5)		298,358
Account administration fee (Note 2)		17,125
Share registration costs		27,914
Printing and postage		16,954
Insurance premiums (Note 5)		3,279
Miscellaneous (Note 5)		19,132
TOTAL EXPENSES		3,914,544
Waivers (Note 5):
Waiver of investment adviser fee	$(1,955,842)
Waiver of distribution services fee	(7,113)
TOTAL WAIVERS		(1,962,955)
Net expenses			1,951,589
Net investment income			1,293,796
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			323,288
Net change in unrealized appreciation of investments			(1,059,218)
Net realized and unrealized loss on investments			(735,930)
Change in net assets resulting from operations			$557,866
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2014	Year Ended 7/31/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,293,796	$4,597,654
Net realized gain on investments	323,288	1,822,984
Net change in unrealized appreciation/depreciation of investments	(1,059,218)	(4,426,927)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	557,866	1,993,711
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	—	(11,579)
Institutional Shares	(894,305)	(2,868,786)
Service Shares	(473,332)	(1,721,949)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,367,637)	(4,602,314)
Share Transactions:
Proceeds from sale of shares	361,616,211	1,208,360,828
Net asset value of shares issued to shareholders in payment of distributions declared	1,196,406	3,653,472
Cost of shares redeemed	(520,792,269)	(1,271,018,477)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(157,979,652)	(59,004,177)
Change in net assets	(158,789,423)	(61,612,780)
Net Assets:
Beginning of period	1,351,776,343	1,413,389,123
End of period (including undistributed (distributions in excess of) net investment income of $(40,206) and $33,635, respectively)	$1,192,986,920	$1,351,776,343
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
January 31, 2014 (unaudited)
1. ORGANIZATION
Federated Institutional Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Government Ultrashort Duration Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Semi-Annual Shareholder Report

Fair Valuation
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
Semi-Annual Shareholder Report

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Institutional Shares and Service Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the six months ended January 31, 2014, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Service Shares	$17,125
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	625,085	$6,174,436	2,036,039	$20,193,941
Shares issued to shareholders in payment of distributions declared	—	—	1,087	10,795
Shares redeemed	(900,060)	(8,891,736)	(5,880,532)	(58,337,491)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(274,975)	$(2,717,300)	(3,843,406)	$(38,132,755)

	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	24,865,682	$246,025,242	93,969,119	$932,122,711
Shares issued to shareholders in payment of distributions declared	74,625	738,209	218,417	2,166,995
Shares redeemed	(38,142,358)	(377,237,768)	(80,679,449)	(800,231,623)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(13,202,051)	$(130,474,317)	13,508,087	$134,058,083

	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	11,062,985	$109,416,533	25,801,012	$256,044,176
Shares issued to shareholders in payment of distributions declared	46,319	458,197	148,702	1,475,682
Shares redeemed	(13,614,627)	(134,662,765)	(41,565,870)	(412,449,363)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(2,505,323)	$(24,788,035)	(15,616,156)	$(154,929,505)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(15,982,349)	$(157,979,652)	(5,951,475)	$(59,004,177)
Semi-Annual Shareholder Report

4. FEDERAL TAX INFORMATION
At January 31, 2014, the cost of investments for federal tax purposes was $1,201,419,393. The net unrealized depreciation of investments for federal tax purposes was $949,678. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,297,942 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,247,620.
At July 31, 2013, the Fund had a capital loss carryforward of $437,679 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforward and expiration year:
Expiration Year	Short-Term	Long-Term	Total
2018	$437,679	NA	$437,679
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2014, the Adviser voluntarily waived $1,955,842 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2014, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Service Shares	0.05%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2014, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$35,415	$(7,113)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2014, FSC retained $14,195 of fees paid by the Fund. For the six months ended January 31, 2014, the Fund's Service Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2014, FSC did not retain sales charges from the sale of Class A Shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended January 31, 2014, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$35,410
Service Shares	262,948
TOTAL	$298,358
Semi-Annual Shareholder Report

For the six months ended January 31, 2014, the Fund's Institutional Shares did not incur Service Fees. For the six months ended January 31, 2014, FSSC did not receive any fees paid by the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.70%, 025% and 0.35% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
6. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2014, there were no outstanding loans. During the six months ended January 31, 2014, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2014, there were no outstanding loans. During the six months ended January 31, 2014, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2013 to January 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2013	Ending Account Value 1/31/2014	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$998.00	$3.53
Institutional Shares	$1,000	$1,000.40	$1.26
Service Shares	$1,000	$999.80	$1.76
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.68	$3.57
Institutional Shares	$1,000	$1,023.95	$1.28
Service Shares	$1,000	$1,023.44	$1.79
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.70%
Institutional Shares	0.25%
Service Shares	0.35%
Semi-Annual Shareholder Report

Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated Institutional Trust (the “Trust”), of which the Fund is a portfolio, was held on October 28, 2013. On August 29, 2013, the record date for shareholders voting at the meeting, there were 416,438,358.400 total outstanding shares of the Trust.
The following item was considered by shareholders of the Trust and the results of their voting were as follows:
AGENDA ITEM
Proposal to elect certain Trustees of the Trust:1
Name	For	Withheld
John T. Collins	317,267,870.567	1,958,091.504
Maureen Lally-Green	317,629,480.587	1,596,481.484
Thomas M. O'Neill	317,244,393.151	1,981,568.920
P. Jerome Richey	317,257,240.038	1,968,722.033
1	The following Trustees continued their terms:
John F. Donahue, J. Christopher Donahue, Maureen Lally-Green (having been previously appointed by the Board), Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill (having been previously appointed by the Board), and John S. Walsh.

Evaluation and Approval of Advisory Contract–May 2013
Federated Government Ultrashort Duration Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Semi-Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was below the median of the relevant peer group, and was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees.
Semi-Annual Shareholder Report

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject,
Semi-Annual Shareholder Report

which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Government Ultrashort Duration Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420B706
CUSIP 31420B888
CUSIP 31420B805
30064 (3/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date March 24, 2014

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date March 24, 2014